Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

23. Subsequent Events

On January 9, 2017, Nucor used cash on hand to acquire Southland Tube for a purchase price of approximately $130 million. Southland Tube is a manufacturer of HSS tubing, which is primarily used in nonresidential construction markets. Southland Tube had shipments of approximately 240,000 tons in 2016 and has one manufacturing facility in Birmingham, Alabama.

Nucor further expanded its value-added product offerings to its customers within the pipe and tube market through the January 20, 2017 acquisition of Republic Conduit for a purchase price of approximately $335 million. Republic Conduit produces steel electrical conduit primarily used to protect and route electrical wiring in various nonresidential structures such as hospitals, office buildings and stadiums. With its two facilities located in Kentucky and Georgia, Republic Conduit’s annual shipment volume has averaged 146,000 tons during the past two years.